Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful debts	$ 1,100	$ 1,269
Preferred stock, without par value
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued
Common stock, without par value
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	54,790,110	54,517,560
Cost of common stock held in treasury	20,724,106	20,320,759